Schedule H, Line 4i- Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i- Schedule of Assets (Held at End of Year)
RBC-U.S.A.
RETIREMENT AND SAVINGS PLAN
(EIN:
41-1228350)
(Plan No. 003)
SCHEDULE H, LINE 4i — SCHEDULE OF ASSETS (Held At End of Year)
DECEMBER 31, 2025

(a)	(b)	(c)	(d)
	Identity of Issuer, Borrower, Lessor,		Current
	or Similar Party	Description of Investment	Value
*	Royal Bank of Canada	Royal Bank of Canada Stock Fund:
		Royal Bank of Canada Common Stock (cost $240,692,255) (American Depositary Receipt)	$586,426,951
		Fidelity Institutional Cash Money Market Fund	11,699,892
	American Beacon Advisors, Inc.	American Beacon Fund Small Cap Value Institutional	115,173,803
	American Beacon Advisors, Inc.	American Beacon Global Bond Adv	10,088,950
	American Funds Washington Mutual Inv R6	AF Washington Mutual Investors R6	269,093,334
	Capital Research & Management Company	American Euro-Pacific Growth Fund	193,231,146
*	Fidelity Management Trust Co.	Fidelity Managed Income Portfolio II	195,027,503
*	Fidelity Management Trust Co.	Fidelity US Bond Index Fund	103,431,557
	Geode Capital Management Trust Company, LLC	SP 500 INDEX PL CL D	872,407,900
	Geode Capital Management Trust Company, LLC	SP GLB EXUS IDX CL D	69,735,092
	Geode Capital Management Trust Company, LLC	SP EXT MKT IDX CL D	176,912,007
	JP Morgan Asset Management	JPMCB LG CP GR CF-E	614,540,489
	JP Morgan Asset Management	JPMCB SR PB 2025 CFB	97,237,443
	JP Morgan Asset Management	JPMCB SR PB 2030 CFB	158,792,523
	JP Morgan Asset Management	JPMCB SR PB 2035 CFB	180,358,434
	JP Morgan Asset Management	JPMCB SR PB 2040 CFB	174,349,260
	JP Morgan Asset Management	JPMCB SR PB 2045 CFB	157,010,683
	JP Morgan Asset Management	JPMCB SR PB 2050 CFB	147,236,966
	JP Morgan Asset Management	JPMCB SR PB 2055 CFB	106,891,024
	JP Morgan Asset Management	JPMCB SR PB 2060 CFB	99,070,464
	JP Morgan Asset Management	JPMCB SR PB 2065 CFB	15,154,363
	JP Morgan Asset Management	JPMCB SR PB INC CFB	74,927,204
	Metropolitan West Asset Management, LLC	Metwest Total Return Bond P	39,243,341
	MFS Investment Management	MFS Mid Cap Value R4	106,507,980
	T. Rowe Price Associates, Inc.	T. Rowe Price Mid Cap Growth	156,725,867
*	Fidelity Management Trust Co.	Fidelity BrokerageLink	264,242,784
*	Participant loans	Interest rates of 4.25% to 9.5% due at various	23,613,070
		dates through 2040
	Total investments		$5,019,130,030

*	Known to be a party-in-interest